OTHER PAYABLES AND ACCRUALS (Tables)	12 Months Ended
Dec. 31, 2019
OTHER PAYABLES AND ACCRUALS
Schedule of Other Payables and Accruals

	As of December 31,
	2018	2019
	RMB	RMB
Payables for purchase of property, plant and equipment	1,036,077,418	1,907,043,892
Freight payables	354,320,859	463,924,999
Countervailing and anti-dumping duty	176,534,482	326,735,668
Accrued warranty cost	83,035,845	99,471,928
Accrued utilities, rentals and interest	66,013,084	86,349,122
Contracted labor fee	62,191,471	55,971,430
Value-added tax and other tax payables	54,126,560	43,243,416
Commission payables	92,962,871	30,558,458
Accrued professional service fees	10,432,042	10,881,679
Insurance premium payables	1,024,587	740,908
Finance lease payables (note 2al)	287,441,586	—
Accrued income tax associated with intercompany transactions	25,962,700	—
Public offering issuance cost	2,328,174	—
Government grants related to assets	2,018,720	—
Others	26,554,161	31,008,256
Total	2,281,024,560	3,055,929,756